Other disclosures - Share-based payment schemes - Long-term share-based incentive programme - Narrative (Details) kr in Millions		1 Months Ended	12 Months Ended
	Feb. 01, 2022 DKK (kr) shares	Feb. 16, 2021	Dec. 31, 2022 DKK (kr) numberOfBaseSalary shares	Dec. 31, 2021 DKK (kr) shares	Dec. 31, 2020 DKK (kr) shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (million) | shares			2,900,000	2,200,000	1,400,000
Share-based payment costs (note 5.1)			kr 1,539	kr 1,040	kr 823
Financial target period			3 years
Outstanding at the end of the year (in shares) | shares			10,700,000	9,900,000	8,600,000	6,900,000
CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum Share Allocation, Amount Of Month's Base Salary | numberOfBaseSalary			26
Executive Vice President
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum Share Allocation, Amount Of Month's Base Salary | numberOfBaseSalary			19.5
Senior Vice President
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum Share Allocation, Amount Of Month's Base Salary | numberOfBaseSalary			15.6
Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs (note 5.1)			kr 250	kr 234	kr 162
Shares for Management Board | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation		47.00%
Shares for Management Board | Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation		5300.00%
Long-term share-based incentive programme (management group below Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs (note 5.1)			kr 819	kr 598	kr 436
2020 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (million) | shares	400,000			500,000
Total market value at year-end (DKK million)	kr 234			kr 223
Amortisation period			3 years	3 years
Outstanding at the end of the year (in shares) | shares				2,200,000	1,800,000
2020 Shares allocated to pool | Shares for Management Board | Vesting Period 2021 - 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs (note 5.1)			kr 78
2020 Shares allocated to pool | Long-term share-based incentive programme (management group below Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (million) | shares			1,700,000	1,600,000
Total market value at year-end (DKK million)			kr 1,062	kr 649
Amortisation period				3 years
Outstanding at the end of the year (in shares) | shares				5,500,000	4,500,000
2020 Shares allocated to pool | Long-term share-based incentive programme (management group below Management Board) | Vesting Period 2021 - 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs (note 5.1)			kr 354
Award date period three | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (million) | shares			600,000
Total market value at year-end (DKK million)			kr 152
Award date period three | Long-term share-based incentive programme (management group below Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period			3 years
Percent of increase in share allocation			30.00%
Outstanding at the end of the year (in shares) | shares			1,500,000
Award date period three | Long-term share-based incentive programme (management group below Management Board) | Amortisation Period 2018 - 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total market value at year-end (DKK million)			kr 387